INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF LOSS BEFORE PROVISION FOR INCOME TAXES	The following is a breakdown of the loss before the provision for income taxes:
	Year Ended December 31,
	2025	2024
Loss before provision for income taxes	$(6,961,918)	$(3,736,193)

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets are as follows:

	Year Ended December 31,
	2025	2024
Deferred tax assets:
NOL Carryforward	$6,391,691	$6,391,691
AMT Credit	-	-
Total deferred tax assets	$6,391,691	6,391,691
Valuation allowance	(6,391,691)	(6,391,691)
Net deferred tax asset	$-	$-

SCHEDULE OF NET OPERATING LOSSES AND TAX CREDIT CARRYFORWARDS	Net operating losses and tax credit carryforwards as of December 31, 2025, are as follows:
Amount
Net operating losses, federal & state	$6,391,691